COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses under operating leases	$ 4,285,832	$ 3,905,147	$ 3,449,577
2016	3,872,536
2017	1,688,411
2018	913,832
2019	$ 612,526